Other Assets	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Landsea Homes [Member]
Other Assets
7.	Other Assets

Other assets consist of the following:

	September 30, 2020	December 31, 2019
	(dollars in thousands)
Deferred tax asset, net	$13,862	$8,224
Property, equipment and capitalized selling and marketing costs, net	6,826	7,746
Right-of-use asset	6,330	6,326
Deferred offering costs	6,176	151
Prepaid income taxes	1,798	426
Intangible asset, net	1,208	—
Prepaid expenses	2,980	2,493
Other	1,568	1,755
Total other assets	$40,748	$27,121

7.	Other Assets

Other assets consist of the following:

	December 31,
	2019	2018
	(dollars in thousands)
Deferred tax asset, net	$8,224	$6,879
Property, equipment and capitalized selling and marketing costs, net	7,746	5,120
Right-of-use asset	6,326	—
Prepaid interest	—	2,979
Prepaid other	2,919	292
Other	1,881	475
Total other assets	$27,096	$15,745